Inventories (Tables)	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories include material, labor and overhead and consisted of the following:

	December 25, 2020	March 27, 2020
Raw materials and supplies	$8,689	$12,411
Work in process	57,477	87,606
Finished goods	24,451	24,659
Finished goods - consigned	3,404	2,551

Total	$94,021	$127,227

Inventories include material, labor and overhead and consisted of the following:

	March 29, 2019	March 27, 2020
Raw materials and supplies	$12,688	$12,411
Work in process	83,750	87,606
Finished goods	30,167	24,659
Finished goods—consigned	4,312	2,551

Total	$130,917	$127,227